SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	35,022,043	44,770,764
Restricted Stock Units (employees/directors) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	149,584	1,869,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,068,305	0
Stock Purchase Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,392,776	24,383,161
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	3,423,233
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,956,833	6,083,333
Convertible Bridge Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	5,900,004
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	3,112,033
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15,454,545	0